Derivative Financial Instruments (Summary of Gains and Losses on Derivatives not Designated or Qualifying as Hedges) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ (713,441)	¥ 518,972	¥ 560,806
Interest rate contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(709,941)	(10,636)	(22,003)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		332,489	464,463	387,591
Equity-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		(317,436)	64,292	240,277
Credit-related contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income	[1]	(22,718)	6,531	(3,053)
Other contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recorded in income		¥ 4,166	¥ (5,678)	¥ (42,005)

[1]	Amounts include the net gains (losses) of ¥(952) million, ¥(964) million and ¥(809) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2024, 2025 and 2026, respectively.